Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,802,539.7
Previously Paid Amount	0
Total Fee Amount	248.94
Total Offset Amount	0
Net Fee	$ 248.94
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A